Note 3 - Inventories	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	December 31, 2021	December 31, 2022
Lubricants	724,044	1,057,652
Victualing	46,298	-
Bunkers	-	-
Total	770,342	1,057,652